Short-Term Borrowings (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 07, 2024 CNY (¥)	Feb. 28, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Short-Term Borrowings [Line Items]
Bearing interest	3.55%					12.00%
Repayment for short-term borrowings			$ 1,591	¥ 11,125			¥ 2,000
Short-term credit bank borrowing				5,000
Aggregate principal amount			$ 1,244	¥ 8,702	$ 1,054	7,374
Short-term credit bank term	12 months		12 months	12 months
Guangdong Yueken Microcredit Co., Ltd [Member]
Short-Term Borrowings [Line Items]
Bearing interest				12.00%
Aggregate amount				¥ 5,000		¥ 5,000
Guangxi Yimutian [Member]
Short-Term Borrowings [Line Items]
Repayment for short-term borrowings				5,000
Aggregate principal amount				¥ 7,000
Yimutian Xinnong [Member]
Short-Term Borrowings [Line Items]
Bearing interest				3.10%
Repayment for short-term borrowings				¥ 1,125
Short-term credit bank borrowing				¥ 5,000
China CITIC Bank [Member]
Short-Term Borrowings [Line Items]
Repayment for short-term borrowings		¥ 5,000
Short-term credit bank borrowing	¥ 5,000
Tianjin Jincheng Bank Co., Ltd. [Member]
Short-Term Borrowings [Line Items]
Bearing interest				14.40%
Short-term credit bank borrowing				¥ 1,500